RELATED PARTY TRANSACTIONS - Related Party Loans (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 01, 2018
Replay Sponsor, LLC | Note
Related Party Transaction [Line Items]
Aggregate amount that can be borrowed			$ 250,000
Amount borrowed			250,000
Replay Sponsor, LLC | Working Capital Loans
Related Party Transaction [Line Items]
Aggregate amount that can be borrowed	$ 1,500,000	$ 1,500,000
Conversion price of loan to warrant	$ 1.00	$ 1.00
A related party | General and administrative expenses loan
Related Party Transaction [Line Items]
Amount borrowed			$ 2,000